Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Loans and advances	¥ 121,716,465	¥ 111,891,134
Liabilities:
Deposits	182,097,319	172,927,810
Others	11,025,782	8,703,413
Key management personnel of entity or parent [member]
Assets:
Loans and advances	573	44
Liabilities:
Deposits	2,959	2,865
Others	¥ 116	¥ 129